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                                UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.
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1.   Name and address of issuer:   VA-I Separate Account of
                                   First UNUM Life Insurance Company
                                   120 White Plains Road
                                   Tarrytown, NY 10591
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2.   Name of each series or class of funds for which this notice is filed:

                    N/A
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3.   Investment Company Act File Number:  811-6455
     Securities Act File Number:  33-43763

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4.   Last day of fiscal year for which this notice is filed:

                                             12-31-96

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:   [_]

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6.   Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                             -0-
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                             -0-
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9.   Number and aggregate sale price of securities sold during the fiscal year:

                                             $11,976,165

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             $11,976,165

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of               $ 11,976,165
                                                  ------------
            securities sold during the fiscal
            year in reliance on rule 24f-2
            (from Item 10):


     (ii)   Aggregate price of shares issued      +
                                                  ------------
            in connection with dividend
            reinvestment plans (from Item 11,
            if applicable):

     (iii)  Aggregate price of shares             - 4,559,087
                                                  ------------
            redeemed or repurchased during
            the fiscal year (if applicable):

     (iv)   Aggregate price of shares
            redeemed or repurchased and           +
                                                  ------------
            previously applied as a reduction
            to filing fees pursuant to rule
            24c-20 (if applicable) :

     (v)    Net Aggregate price of securities
            sold and issued during the fiscal
            year in reliance on rule 24f-
            2[line (i), plus line (ii), less
            line (iii), plus line (iv)]             7,417,078
                                                  ------------
            (If applicable):

     (vi)   Multiplier prescribed by Section
            6(b) of the Securities Act of         x  1/3300
                                                  ------------
            1933 or other applicable law or
            regulation (see instruction C.6):

     (vii)  Fee due [line (i) or line (v)           x 2,248
                                                  ------------
            multiplied by line (vi)]:

 Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [_]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox
     depository:                             2-26-97

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                                  SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

     By (Signature and Title):*  /s/ PETER S. ADAMS
                                 __________________________________________
                                 Peter S. Adams, Vice President
                                 __________________________________________

     Date 2-26-97
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 *Please print the name and title of the signing officer below the signature.
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